Prepayments and other assets (Tables)	12 Months Ended
Dec. 31, 2023
Prepayments and other assets
Schedule of prepayments and other assets

	As of December 31,
	2022	2023
Prepayments and other current assets
Prepayments to vendors (Note a)	158,687	46,277
VAT recoverable and refund	72,402	55,403
Deferred charges	6,166	7,546
Deposits	3,329	3,746
Prepayment for repurchase of ordinary shares	3	—
Others (Note b)	1,936	9,270
Total	242,523	122,242
Other non-current assets
Long-term rental and other deposits	2,448	486
Prepayments for purchase of software	56	—
Total	2,504	486